Financial assets and other receivables	12 Months Ended
Dec. 31, 2018
Other financial assets
Financial assets and other receivables

10.  Financial assets and other receivables

The company’s financial assets and their classification under IFRS 9 are as follows:

		2018 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,264	69,602	—	72,866
Receivables from related parties	23	16,514	—	—	16,514
Trade receivables	10.2	70,755	—	—	70,755
Other receivables	10.2	7,784	—	—	7,784
Cash and cash equivalents		216,647	—	—	216,647
Total financial assets		314,964	69,602	—	384,566

10.1 Other financial assets

At December 31, 2018, other financial assets comprise the following:

	2018
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,264	—	3,264
Listed equity securities	—	2,523	2,523
Debt investments at fair value through profit or loss	67,079	—	67,079
Total	70,343	2,523	72,866

Debt investments at fair value through profit or loss comprise an investment in subordinated loan notes issued by a special purpose entity that has purchased accounts receivable from the Company pursuant to a securitization program (see ‘Securitization of trade receivables’ below). The planned maturity of this amount is July 31, 2020 when the program term ends.

At December 31, 2017, other financial assets comprise the following:

	2017
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	3,081	—	3,081
Other	86,234	2,469	88,703
Total	89,315	2,469	91,784

Loans and receivables are stated net of provision for impairment of $4,462 thousand.

Other includes an amount of $82,638 thousand corresponding to an investment in subordinated loan notes issued by a special purpose entity that has purchased accounts receivable from the Company pursuant to a securitization program (see ‘Securitization of trade receivables’ below). The planned maturity of this amount is July 31, 2020 when the program term ends.

Securitization of trade receivables

On July 31, 2017, the Company entered into an accounts receivable securitization program (the “Program”) where trade receivables held by the Company’s subsidiaries in the United States, Canada, Spain and France are sold to Ferrous Receivables DAC, a special purpose entity domiciled and incorporated in Ireland (the “SPE”). Eligible receivables are sold to the SPE on an on-going basis at an agreed upon purchase price. Part of the consideration is received upfront in cash and part is deferred in the form of senior subordinated and junior subordinated loans notes issued by the SPE to the selling entities. Up to $303,000 thousand of upfront cash consideration can be provided by the SPE under the Program, financed by ING Bank N.V., as senior lender and Finacity Capital Management Inc., as intermediate subordinated lender and control party (2017: $248,000 thousand). In respect of trade receivables outstanding at December 31, 2018, the SPE had provided upfront cash consideration of approximately $227,360 thousand (2017: $166,525 thousand). The Program has a three-year term until July 31, 2020.

During the year ended December 31, 2018, the Company sold $2,059 million of trade receivables to the SPE (2017: approximately $850 million). The loss on transfer of the receivables, or purchase discount, which equates to difference between the carrying amount of the receivable and the purchase consideration, was $22,647 thousand and has been recognized within finance costs in the consolidated income statement (2017: $7,256 thousand).

As a lender to the SPE, the Company earns interest on its senior subordinated and junior subordinated loan receivables. During the year ended December 31, 2018, the Company earned interest of $3,403 thousand in respect of these loan receivables, recognized within finance income in the consolidated income statement (2017: $1,313 thousand).

The Company is engaged as master servicer to the SPE whereby the Company is responsible for the cash collection, reporting and cash application of the sold receivables. As master servicer, the Company earns a fixed-rate management fee and an additional servicing fee which entitles the Company to substantially all of the residual net profit of the SPE. This results in the Company being exposed to variable returns. The additional servicing fee is paid out monthly by the SPE and is settled last in the priority of payments after the settlement of all other amounts due. During the year ended December 31, 2018, the Company earned fixed-rate servicing fees of $2,961 thousand (2017: $622 thousand) and additional servicing fees of $11,174 thousand.

Judgements relating to the consolidation of the SPE

The Company does not own shares in the SPE or have the ability to appoint its directors. In determining whether to consolidate the SPE, the Company has evaluated whether it has control over the SPE, in particular, whether it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Receivables are sold to the SPE under a true sale opinion with legal interest transferred from the Company to the SPE. While the sale of receivables to the SPE is without credit recourse, the Company continues to be exposed to the variability of risks and rewards associated with ownership as it is exposed to credit risk as senior subordinated and junior subordinated lender and it has rights to variable returns in respect of its remuneration as master servicer.

The Company considers that the returns of the investees in the SPE are affected by the management of the receivables portfolio. In particular, it is the management of any impaired receivables that significantly impacts the variability of the returns of the SPE. The act of servicing receivables on a day-to-day basis does not constitute a relevant activity, as this does not significantly impact the returns of the SPE. The intermediate subordinated lender, has the unabated ability to remove the Company as servicer of impaired receivables and take the decision to sell such receivables, giving it the unilateral power to affect the relevant activities of these receivables and thereby influence the variable returns. Accordingly, the Company has concluded that it does not control the SPE and therefore does not include the SPE in the Company’s consolidation.

Derecognition of transferred financial assets

The Company considers that when receivables are sold to the SPE, it has neither substantially transferred or substantially retained all the variability of risks and rewards associated with ownership of the receivables. The assets are pledged as security under the Senior Loans, therefore the SPV is restricted from selling them. According to that, the Company concludes that control of the assets has not been transferred and it should recognize the assets to the extent of its continuing involvement. This continuing involvement has been considered to equate to the investment in the junior subordinated loan, and therefore has been deemed immaterial. At December 31, 2018, the sale of trade receivables has resulted in the recognition of loans to the SPE and receivables from the SPE totaling $67,079 thousand in aggregate, presented within other non-current financial assets. These carrying value of these financial assets represent the Company’s maximum exposure to loss from the SPE. As senior subordinated and junior subordinated lender to the SPE, the Company’s has a security interest in the sold receivables. This interest is junior to that of the senior lender, ING Bank N.V. The Company’s expected credit loss in respect of these loans is not material.

The investment in the senior subordinated and junior subordinated loans is carried at fair value with changes in fair value recognized in profit and loss. As of December 31, 2018, the fair value did not differ significantly from the face value of the loans, and the valuation has been considered as level III in the IFRS fair value hierarchy since it is not primarily based on observable inputs. The main characteristics of the senior subordinated and junior subordinated loans at December 31, 2018, are as follows:

	Amount	Interest
	US$'000	Rate	Currency
Senior Subordinated Loan	59,474	4%	U.S. Dollars
Junior Subordinated Loan	277	30%	U.S. Dollars

The junior subordinated loan ranks fourth in the order of priority of payments, whereas the senior subordinated loan ranks second in the priority of payments after the senior lender. Finacity Capital Management Inc. investment in the intermediate subordinated loan ranks third in the order of priority of payments and the maximum investment committed by Finacity Capital Management Inc. amounts to $3,000 thousand.

10.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Trade receivables	75,719	85,293
Less – allowance for doubtful debts	(4,964)	(17,346)
	70,755	67,947
Tax receivables(1)	60,851	27,118
Government grant receivables	16,606	7,904
Other receivables	7,784	8,494
Total	155,996	111,463
(1)

“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2018 and 2017 were as follows:

Allowance
US$'000
Balance at January 1, 2017	14,671
Impairment losses recognized	1,784
Amounts written off as uncollectible	(643)
Exchange differences	1,534
Balance at December 31, 2017	17,346
Impairment losses recognized	3,190
Amounts written off as uncollectible	(15,118)
Exchange differences	(454)
Balance at December 31, 2018	4,964

Government grants

The Company has been awarded government grants in relation to its operations in France, Spain and Norway, including grants in relation to the compensation of costs associated with the emission of CO2.

During the year ended December 31, 2018, the Company recognized $26,369 thousand of income related to government grants, of which $18,923 thousand was deducted against the related expense in cost of sales and $7,446 thousand was recognized as other operating income (2017: $15,716 thousand of income, of which $9,234 thousand was deducted against the related expense in cost of sales and $6,482 thousand was recognized as other operating income). The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.

The carrying amounts of the government grant receivables include receivables which are subject to a factoring arrangement. Under this arrangement, the Company has transferred receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Company has retained late payment and credit risk. The Company therefore continues to recognise the transferred assets in their entirety in its balance sheet. The amount repayable under the factoring agreement is presented as secured borrowing. At December 31, 2018, the carrying amount of both the factored receivables and the secured borrowings is $6,913 thousand.

Factoring of other receivables

The Company enters into certain factoring without recourse arrangements for other receivables. There were $6,102 thousand and $3,801 thousand of factored receivables outstanding as of December 31, 2018 and 2017, respectively. These factoring arrangements transfer substantially all the economic risks and rewards associated with the ownership of accounts receivable to a third party and therefore are accounted for by derecognizing the accounts receivable upon receiving the cash proceeds of the factoring arrangement.